Operating Expenses (Tables)	9 Months Ended
Sep. 30, 2026
Operating Expenses [Abstract]
Schedule of Operating Expenses
	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Other operating expenses⁽¹⁾	$41,983	$30,641	$95,272	$75,551
Compensation and employee benefits⁽²⁾	25,974	22,439	75,672	70,065
Cost of third-party satellites⁽³⁾	5,350	4,539	17,421	14,892
Cost of equipment sales⁽⁴⁾	445	233	2,451	942
Operating expenses	$73,752	$57,852	$190,816	$161,450

____________

(1)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and nine months ended September 30, 2026 included $0.2 million and $1.4 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and nine months ended September 30, 2025 — $0.5 million and $1.5 million).

(2)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(3)      Cost of third-party satellites included the cost of third-party satellite capacity acquired to fulfill customer capacity requirements.

(4)      Cost of equipment sales included the cost of equipment and other costs directly attributable to fulfilling the Company’s obligations under customer contracts, excluding the cost of third-party satellite capacity.